Offerings - Offering: 1	Aug. 27, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$300,000,000 6.455% Fixed Rate / Floating Rate Senior Notes due 2030
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 44,280.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.